UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Asset Management, LLC

Address:  2 Carlson Parkway, Suite 260
          Plymouth, Minnesota 55447

13F File Number: 28-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102

Signature, Place and Date of Signing:

/s/ Martin Kalish             Plymouth, Minnesota               11/10/04
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $527,497
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number                        Name

1.    28- 10924              Waterstone Market Neutral Offshore Fund, Ltd.

2.    28- 10926              Waterstone Capital Offshore Advisors, LP

                                                    FORM 13F INFORMATION TABLE
COL 1                              COL  2         COL 3     COL 4             COL 5          COL 6   COL 7  COL 8

                              TITLE                        VALUE      SHRS OR    SH/  PUT/  INVSTMT  OTHER  VOTING
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)   PRN AMT    PRN  CALL  DSCRETN  MGRS   AUTHORITY
AMC ENTMT INC                       COM         001669100     768         40100  SH         Sole     1,2    Sole
AT&T WIRELESS SVCS INC              COM         00209A106    3776        255500  SH         Sole     1,2    Sole
ALLIED WASTE INDS INC         COM PAR$.01 NEW   019589308    2522        285000  SH         Sole     1,2    Sole
ALLSCRIPTS HEALTHCARE SOLUTI        COM         01988P108     860         95600  SH         Sole     1,2    Sole
AMERICAN AXLE & MFG HLDGS IN        COM         024061103    3260        111400  SH         Sole     1,2    Sole
AMERISOURCE HEALTH CORP       NOTE 5.000% 12/0  03071PAD4    8007       7500000  SH         Sole     1,2    Sole
APRIA HEALTHCARE GROUP INC    NOTE 3.375% 9/0   037933AB4   39566      37500000  SH         Sole     1,2    Sole
BORG WARNER INC                     COM         099724106    1173         27100  SH         Sole     1,2    Sole
BRINKER INTL INC                    COM         109641100    1268         40700  SH         Sole     1,2    Sole
BRISTOL MYERS SQUIBB CO             COM         110122108    2410        101800  SH         Sole     1,2    Sole
CBRL GROUP INC                    NOTE 4/0      12489VAB2   12999      27500000  SH         Sole     1,2    Sole
CH ROBINSON WORLDWIDE INC           COM         12541W100    2635         56804  SH         Sole     1,2    Sole
CALPINE CORP                        COM         131347106    1302        449000  SH         Sole     1,2    Sole
CATERPILLAR INC DEL                 COM         149123101    4827         60000  SH         Sole     1,2    Sole
CELGENE CORP                  NOTE 1.750% 6/0   151020AC8   15183      10920000  SH         Sole     1,2    Sole
CIBER INC                     SDCV 2.875% 12/1  17163BAB8   11904      12500000  SH         Sole     1,2    Sole
COMPUTER ASSOC INTL INC       NOTE 5.000% 3/1   204912AR0    9516       8150000  SH         Sole     1,2    Sole
COOPER CAMERON CORP                 COM         216640102    2791         50900  SH         Sole     1,2    Sole
COX COMMUNICATIONS INC NEW          CL A        224044107    5967        180100  SH         Sole     1,2    Sole
CREDENCE SYS CORP             NOTE 1.500% 5/1   225302AF5    3936       4000000  SH         Sole     1,2    Sole
DISNEY WALT CO                   COM DISNEY     254687106    4708        208800  SH         Sole     1,2    Sole
EMC CORP MASS                       COM         268648102    1380        119600  SH         Sole     1,2    Sole
EASTMAN KODAK CO              NOTE 3.375% 10/1  277461BE8   12619      10000000  SH         Sole     1,2    Sole
EXULT INC DEL                       COM         302284104      47          9000  SH         Sole     1,2    Sole
FLIR SYS INC                  NOTE 3.000% 6/0   302445AB7    9214       6000000  SH         Sole     1,2    Sole
FAIR ISAAC CORP               NOTE 1.500% 8/1   303250AB0   24679      24848000  SH         Sole     1,2    Sole
FORD MTR CO DEL                COM PAR $0.01    345370860      28          2000  SH         Sole     1,2    Sole
FOUR SEASONS HOTEL INC           LTD VTG SH     35100E104    1167         18200  SH         Sole     1,2    Sole
GAP INC DEL                   NOTE 5.750% 3/1   364760AJ7   32424      26500000  SH         Sole     1,2    Sole
GENTEX CORP                         COM         371901109    1029         29300  SH         Sole     1,2    Sole
GENZYME CORP                    COM GENL DIV    372917104    6219        114300  SH         Sole     1,2    Sole
GETTY IMAGES INC              SDCV 0.500% 6/0   374276AG8   28336      23000000  SH         Sole     1,2    Sole
GREENPOINT FINL CORP                COM         395384100    2285         49400  SH         Sole     1,2    Sole
HCC INS HLDGS INC             NOTE 1.300% 4/0   404132AB8    5191       5000000  SH         Sole     1,2    Sole
HALLIBURTON CO                NOTE 3.125% 7/1   406216AM3   11386      10000000  SH         Sole     1,2    Sole
HONEYWELL INTL INC                  COM         438516106    4239        118200  SH         Sole     1,2    Sole
INCO LTD                            COM         453258402    4991        127800  SH         Sole     1,2    Sole
INET TECHNOLOGIES INC               COM         45662V105    4518        359148  SH         Sole     1,2    Sole
INTERNATIONAL STL GROUP INC         COM         460377104    6005        178200  SH         Sole     1,2    Sole
INVERESK RESH GROUP INC             COM         461238107    1291         35000  SH         Sole     1,2    Sole
JOHNSON CTLS INC                    COM         478366107    1363         24000  SH         Sole     1,2    Sole
KULICKE & SOFFA INDS INC      NOTE 0.500% 11/3  501242AL5    6760       9500000  SH         Sole     1,2    Sole
LINCARE HLDGS INC             DBCV 3.000% 6/1   532791AB6    9808      10000000  SH         Sole     1,2    Sole
LOCKHEED MARTIN CORP                COM         539830109     954         17100  SH         Sole     1,2    Sole
LOWES COS INC                       COM         548661107    1522         28000  SH         Sole     1,2    Sole
MANPOWER INC                        COM         56418H100    1553         34900  SH         Sole     1,2    Sole
MANDALAY RESORT GROUP               COM         562567107    5911         86100  SH         Sole     1,2    Sole
MERCURY INTERACTIVE CORP          NOTE 5/0      589405AD1   22958      24000000  SH         Sole     1,2    Sole
NEW YORK CMNTY CAP TR V           BONUSES       64944P307   43227        763100  SH         Sole     1,2    Sole
NORTEL NETWORKS CORP NEW            COM         656568102     891        262000  SH         Sole     1,2    Sole
PMI GROUP INC                       COM         69344M101   15157        373500  SH         Sole     1,2    Sole
PENTAIR INC                         COM         709631105    2793         80000  SH         Sole     1,2    Sole
PLACER DOME INC                     COM         725906101    4584        230600  SH         Sole     1,2    Sole
PROVINCE HEALTHCARE CO        NOTE 4.500% 11/2  743977AC4    7367       7279000  SH         Sole     1,2    Sole
PROVINCE HEALTHCARE CO        NOTE 4.250% 10/1  743977AE0    8609       8500000  SH         Sole     1,2    Sole
RPM INTL INC                  NOTE 1.389% 5/1   749685AK9   11642      21090000  SH         Sole     1,2    Sole
ROPER INDS INC NEW                  COM         776696106     942         16400  SH         Sole     1,2    Sole
SCHLUMBERGER LTD                    COM         806857108    9329        138600  SH         Sole     1,2    Sole
SEMPRA ENERGY                  INCOME EQTY UT   816851208    2481         80000  SH         Sole     1,2    Sole
SILICON VY BANCSHARES             NOTE 6/1      827064AC0   15179      12535000  SH         Sole     1,2    Sole
TXU CORP                            COM         873168108   13341        278400  SH         Sole     1,2    Sole
3M CO                               COM         88579Y101    3287         41100  SH         Sole     1,2    Sole
TOWER AUTOMOTIVE INC                COM         891707101    1306        625000  SH         Sole     1,2    Sole
TRINITY INDS INC                    COM         896522109    4897        157100  SH         Sole     1,2    Sole
TYCO INTL LTD NEW                   COM         902124106   25307        825400  SH         Sole     1,2    Sole
WPP GROUP PLC                   SPON ADR NEW    929309300    4941        106000  SH         Sole     1,2    Sole
WACHOVIA CORP 2ND NEW               COM         929903102    2042         43500  SH         Sole     1,2    Sole
YELLOW CORP                   NOTE 5.000% 8/0   985509AN8    1913       1250000  SH         Sole     1,2    Sole
YELLOW CORP                   NOTE 3.375% 11/2  985509AQ1    1001        750000  SH         Sole     1,2    Sole
                                                           527491



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